Real Estate Activity Acquistion of intangible leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 4,155	$ 3,360	$ 11,907
Weighted Average Useful Life	7 years	10 years	9 years
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 52	$ 709	$ 2,017
Weighted Average Useful Life	5 years	4 years	9 years
Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	6 years	21 years	15 years
Below market lease, acquired	$ 1,652	$ (2,466)	$ (3,385)